As filed with the Securities and Exchange Commission on August 16, 2011

File Nos. 333-138560

811-21978

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 13	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 14	☒

(Check appropriate box or boxes)

PIONEER SERIES TRUST VI*

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 742-7825

Registrant’s Telephone Number, including Area Code

Terrence J. Cullen, Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*	This filing relates solely to Pioneer Floating Rate Fund, a series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933. The Fund has duly caused this Post-Effective Amendment No. 13 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 16th day of August, 2011.

PIONEER SERIES TRUST VI

By:	/S/ DANIEL K. KINGSBURY
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated below on August 16, 2011:

Signature	Title

/S/ JOHN F. COGAN, JR.* John F. Cogan, Jr.	Chairman of the Board, President (Principal Executive Officer) and Trustee

/S/ MARK E. BRADLEY* Mark E. Bradley	Treasurer (Principal Financial and Accounting Officer)

/S/ DAVID R. BOCK* David R. Bock	Trustee

/S/ MARY K. BUSH* Mary K. Bush	Trustee

/S/ BENJAMIN M. FRIEDMAN* Benjamin M. Friedmam	Trustee

/S/ MARGARET B.W. GRAHAM* Margaret B.W. Graham	Trustee

/S/ DANIEL K. KINGSBURY Daniel K. Kingsbury	Executive Vice President and Trustee

/S/ THOMAS J. PERNA* Thomas J. Perna	Trustee

/S/ MARGUERITE A. PIRET* Marguerite A. Piret	Trustee

/S/ STEPHEN K. WEST* Stephen K. West	Trustee

*By:	/S/ DANIEL K. KINGSBUR	Dated: August 16, 2011
Daniel K. Kingsbury
Attorney-in-Fact

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase